Income Taxes (Detailed Amounts of Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ 521	¥ (3,413)
Less: reclassification adjustments	(2,028)	(2,018)
Total	(1,508)	(5,431)
Defined benefit plan adjustments:
Unrealized gains (losses)	818	1,381
Less: reclassification adjustments	(5,419)	(3,940)
Total	(4,601)	(2,559)
Own credit risk adjustments:
Unrealized gains (losses)	(5,809)	1,368
Less: reclassification adjustments	351	192
Total	(5,458)	1,560
Total tax effect before allocation to noncontrolling interests	¥ (11,567)	¥ (6,430)